Long-Term Debt (Parenthetical) (Detail)	12 Months Ended						12 Months Ended			12 Months Ended
	Mar. 31, 2011 Unsecured loans, representing obligations principally to banks and an insurance company	Mar. 31, 2010 Unsecured loans, representing obligations principally to banks and an insurance company	Mar. 31, 2011 Unsecured loans, representing obligations principally to banks and an insurance company Minimum	Mar. 31, 2010 Unsecured loans, representing obligations principally to banks and an insurance company Minimum	Mar. 31, 2011 Unsecured loans, representing obligations principally to banks and an insurance company Maximum	Mar. 31, 2010 Unsecured loans, representing obligations principally to banks and an insurance company Maximum	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 JPY (¥)	Mar. 31, 2010 Yen Denominated zero coupon convertible bonds due 2015 JPY (¥)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 USD ($)	Mar. 31, 2011 Long-term capital lease obligations	Mar. 31, 2010 Long-term capital lease obligations	Mar. 31, 2011 Long-term capital lease obligations Minimum	Mar. 31, 2010 Long-term capital lease obligations Minimum	Mar. 31, 2011 Long-term capital lease obligations Maximum	Mar. 31, 2010 Long-term capital lease obligations Maximum
Debt Instrument [Line Items]
Long-term debt, minimum due date	2011	2010								2011	2010
Long-term debt, maximum due date	2026	2026								2017	2016
Long-term debt, due date							2015	2015
Long-term debt, interest rate			0.00%	0.00%	6.40%	9.30%		0.00%	0.00%			0.18%	0.19%	12.43%	12.43%
Long-term debt, conversion price							¥ 10,626	¥ 10,626	$ 128